Columbia Large Cap Enhanced Core Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.1%
Interactive Media & Services 9.5%
Alphabet, Inc., Class A	83,826	31,882,381
Meta Platforms, Inc., Class A	21,973	13,898,142
Total		45,780,523
Media 0.6%
Fox Corp., Class A	48,000	3,068,160
Total Communication Services		48,848,683
Consumer Discretionary 9.5%
Automobile Components 0.5%
Aptiv PLC(a)	34,644	2,353,714
Automobiles 2.1%
General Motors Co.	36,730	3,057,405
Tesla, Inc.(a)	16,028	6,984,842
Total		10,042,247
Broadline Retail 3.5%
Amazon.com, Inc.(a)	62,591	16,939,628
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.	20,591	3,447,551
Expedia Group, Inc.	12,093	2,730,478
Las Vegas Sands Corp.	28,238	1,427,996
Total		7,606,025
Specialty Retail 0.8%
Ross Stores, Inc.	13,213	3,061,848
TJX Companies, Inc. (The)	6,497	1,005,411
Total		4,067,259
Textiles, Apparel & Luxury Goods 1.0%
Ralph Lauren Corp.	6,501	2,365,714
Tapestry, Inc.	18,094	2,631,953
Total		4,997,667
Total Consumer Discretionary		46,006,540
Consumer Staples 4.3%
Beverages 0.5%
Molson Coors Beverage Co., Class B	66,740	2,638,232
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale Corp.	832	795,658
Kroger Co. (The)	53,377	3,317,381
Walmart, Inc.	8,178	946,603
Total		5,059,642
Food Products 0.8%
Conagra Brands, Inc.	62,698	832,630
Kraft Heinz Co. (The)	124,630	2,992,366
Total		3,824,996
Household Products 1.0%
Procter & Gamble Co. (The)	33,008	4,738,628
Tobacco 1.0%
Altria Group, Inc.	66,339	4,615,868
Total Consumer Staples		20,877,366
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp.	32,729	5,971,733
Exxon Mobil Corp.	53,340	7,748,168
Valero Energy Corp.	11,718	2,868,801
Total		16,588,702
Total Energy		16,588,702
Financials 10.9%
Banks 2.7%
Citigroup, Inc.	41,342	5,204,958
JPMorgan Chase & Co.	10,825	3,240,031
Truist Financial Corp.	22,233	1,071,853
U.S. Bancorp	64,098	3,515,775
Total		13,032,617
Capital Markets 3.4%
Charles Schwab Corp. (The)	43,012	3,757,098
Franklin Resources, Inc.	44,562	1,382,313
Goldman Sachs Group, Inc. (The)	4,556	4,672,452
Moody’s Corp.	2,117	959,530
Morgan Stanley	8,314	1,729,312
T. Rowe Price Group, Inc.	36,727	3,839,073
Total		16,339,778

Columbia Large Cap Enhanced Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.7%
Synchrony Financial	49,709	3,551,211
Financial Services 2.2%
Berkshire Hathaway, Inc., Class B(a)	7,694	3,650,649
MasterCard, Inc., Class A	11,618	5,739,060
Visa, Inc., Class A	4,302	1,404,001
Total		10,793,710
Insurance 1.9%
Allstate Corp. (The)	15,770	3,250,039
MetLife, Inc.	40,253	3,328,521
Progressive Corp. (The)	6,191	1,178,766
Willis Towers Watson PLC	4,728	1,180,440
Total		8,937,766
Total Financials		52,655,082
Health Care 8.2%
Biotechnology 1.9%
AbbVie, Inc.	17,809	3,877,376
Amgen, Inc.	5,964	2,008,616
Regeneron Pharmaceuticals, Inc.	1,880	1,155,786
Vertex Pharmaceuticals, Inc.(a)	4,730	2,116,864
Total		9,158,642
Health Care Equipment & Supplies 0.2%
Align Technology, Inc.(a)	5,911	1,034,129
Health Care Providers & Services 1.7%
Centene Corp.(a)	66,642	3,971,863
CVS Health Corp.	44,701	4,066,897
Total		8,038,760
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.(a)	16,312	2,947,742
IQVIA Holdings, Inc.(a)	8,850	1,612,558
Revvity, Inc.	12,308	1,286,801
Total		5,847,101
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	85,172	4,870,135
Eli Lilly & Co.	3,615	3,994,575
Johnson & Johnson	4,566	1,028,857
Pfizer, Inc.	69,318	1,814,745
Viatris, Inc.	231,075	3,757,280
Total		15,465,592
Total Health Care		39,544,224
Industrials 7.8%
Aerospace & Defense 1.3%
General Dynamics Corp.	9,178	3,183,114
Lockheed Martin Corp.	5,626	2,984,312
Total		6,167,426
Air Freight & Logistics 0.9%
FedEx Corp.	11,244	4,629,717
Building Products 0.5%
AO Smith Corp.	43,515	2,468,171
Construction & Engineering 0.3%
EMCOR Group, Inc.	1,714	1,417,170
Electrical Equipment 0.6%
Rockwell Automation, Inc.	6,883	3,104,646
Ground Transportation 0.8%
Uber Technologies, Inc.(a)	29,533	2,079,123
Union Pacific Corp.	6,739	1,769,931
Total		3,849,054
Machinery 2.2%
Nordson Corp.	12,311	3,537,319
PACCAR, Inc.	16,700	1,843,179
Pentair PLC	25,632	1,815,771
Snap-On, Inc.	8,908	3,306,739
Total		10,503,008
Professional Services 1.2%
Automatic Data Processing, Inc.	6,381	1,415,561
Broadridge Financial Solutions, Inc.	27,681	4,255,123
Total		5,670,684
Total Industrials		37,809,876
Columbia Large Cap Enhanced Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 37.9%
Communications Equipment 2.3%
Arista Networks, Inc.(a)	26,413	4,212,081
Cisco Systems, Inc.	54,920	6,613,467
Total		10,825,548
Electronic Equipment, Instruments & Components 1.3%
Keysight Technologies, Inc.(a)	10,993	3,719,261
TE Connectivity PLC	12,358	2,637,321
Total		6,356,582
Semiconductors & Semiconductor Equipment 17.9%
Advanced Micro Devices, Inc.(a)	7,151	3,690,631
Applied Materials, Inc.	3,190	1,435,691
Broadcom, Inc.	36,735	16,412,096
Intel Corp.(a)	10,208	1,170,654
KLA Corp.	2,192	4,212,388
Lam Research Corp.	21,975	6,992,006
Micron Technology, Inc.	6,488	6,299,848
NVIDIA Corp.	192,864	40,721,305
QUALCOMM, Inc.	9,468	2,376,657
Teradyne, Inc.	8,670	3,245,268
Total		86,556,544
Software 8.2%
Adobe, Inc.(a)	17,574	4,555,356
Autodesk, Inc.(a)	3,809	881,060
Fortinet, Inc.(a)	23,210	3,202,284
Microsoft Corp.(b)	51,302	23,098,212
Palantir Technologies, Inc., Class A(a)	30,826	4,825,502
ServiceNow, Inc.(a)	23,007	2,861,381
Total		39,423,795
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	120,845	37,710,891
Sandisk Corp.(a)	1,042	1,766,169
Total		39,477,060
Total Information Technology		182,639,529
Materials 1.9%
Chemicals 0.7%
CF Industries Holdings, Inc.	28,948	3,252,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
CRH PLC	12,266	1,334,418
Metals & Mining 0.9%
Newmont Corp.	41,959	4,607,518
Total Materials		9,194,244
Real Estate 2.0%
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc.	90,794	2,086,446
Specialized REITs 1.6%
American Tower Corp.	18,905	3,534,479
Equinix, Inc.	2,759	2,946,722
SBA Communications Corp.	5,987	1,216,319
Total		7,697,520
Total Real Estate		9,783,966
Utilities 2.4%
Electric Utilities 1.9%
Edison International	40,693	2,846,068
Exelon Corp.	72,913	3,327,749
PG&E Corp.	171,446	2,801,428
Total		8,975,245
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	183,659	2,694,278
Total Utilities		11,669,523
Total Common Stocks (Cost $248,539,071)		475,617,735

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(c),(d)	6,673,572	6,670,903
Total Money Market Funds (Cost $6,670,903)		6,670,903
Total Investments in Securities (Cost: $255,209,974)		482,288,638
Other Assets & Liabilities, Net		309,928
Net Assets		482,598,566

Columbia Large Cap Enhanced Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2026 (Unaudited)
At May 31, 2026, securities and/or cash totaling $2,217,432 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	19	06/2026	USD	7,215,963	608,550	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	6,354,355	15,362,806	(15,045,618)	(640)	6,670,903	(1,122)	66,359	6,673,572
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Large Cap Enhanced Core Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT173_(07/26)